CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital and Financing Lease Obligations, Minimum Lease Payments
2014	$ 16,808
2015	16,933
2016	16,943
2017	16,951
2018	17,112
Thereafter	96,571
Total	181,318
Capital and Financing Lease Obligations, Less Interest
2014	9,867
2015	9,207
2016	8,474
2017	7,671
2018	6,782
Thereafter	23,118
Total	65,119
Capital and Financing Lease Obligations, Principal
2014	6,941
2015	7,726
2016	8,469
2017	9,280
2018	10,330
Thereafter	73,453
Total	116,199
Principal Amount of Corporate Borrowings
2014	9,139
2015	9,139
2016	9,139
2017	9,139
2018	9,139
Thereafter	1,931,826
Total	1,977,521
Future maturities of corporate borrowings and capital and financing leases
2014	16,080
2015	16,865
2016	17,608
2017	18,419
2018	19,469
Thereafter	2,005,279
Total	$ 2,093,720